EARNINGS (LOSS) PER SHARE	12 Months Ended
Mar. 31, 2026
Earnings per share [abstract]
EARNINGS (LOSS) PER SHARE	EARNINGS (LOSS) PER SHARE
Basic earnings (loss) per share
Earnings (loss) per common share is calculated by dividing earnings (loss) attributable to common shareholders by the weighted average number of common shares outstanding.

Diluted earnings (loss) per share
The treasury stock method is used to determine the dilutive impact of stock options and RSUs. This method assumes any proceeds from the exercise of stock options and vesting of RSUs would be used to purchase common shares at the average market price during the period.

For the years ended	March 31 2026	March 31 2025
Weighted average number of common shares outstanding	97,897,034	97,975,703
Dilutive effect of RSUs	146,863	—
Dilutive effect of stock option conversion	96,291	—
Diluted weighted average number of common shares outstanding (i)	98,140,188	97,975,703

(i) As of March 31, 2025, the weighted average number of common shares outstanding equaled the diluted weighted average number of common shares outstanding as all stock-based compensation was antidilutive.

The Company presents basic and diluted earnings (loss) per share data. Basic earnings (loss) per share is calculated by dividing the net income (loss) attributable to shareholders of the Company by the weighted average number of common shares outstanding during the period, adjusted for common shares held in trust under the RSU Plans. Diluted earnings (loss) per share is determined by further adjusting the weighted average number of common shares outstanding for the effects of all potential dilutive shares, which comprise stock options, RSUs and performance-based RSUs granted to executive officers and designated employees.
For the year ended March 31, 2026, stock options to purchase 410,705 common shares, 27,167 RSUs, and nil performance-based RSUs are excluded from the weighted average number of common shares in the calculation of diluted earnings per share as they are anti-dilutive (584,137 common shares, 165,729 RSUs and 294,413 performance-based RSUs were excluded for the year ended March 31, 2025).